22. Stock-based Compensation (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Fair value of vested shares	$ 2,955	$ 2,423	$ 4,812